Derivatives and Other Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 number	Dec. 31, 2010	Dec. 31, 2009
Deferred Interest Costs Amortization Period	8 years
Number of Interest Rate Swaps	2
Notional Amount of Derivatives	$ 150,000,000
Derivative, Maturity Date	Aug. 01, 2011
Increase in Interest Expense Related to Accumulated Other Comprehensive Loss	10,400,000	17,500,000	19,800,000
Reclassification of Accumulated Other Comprehensive Loss	6,900,000
Deferred Settlement Payments on Interest Rate Swaps	236,000	723,000	2,700,000
Interest Rate Swaps [Member]
Cumulative Charge to Earnings	1,000,000
Total Gain (Loss) on Derivative Instruments	(544,000)	(453,000)	203,000
Interest Rate Swap (2) [Member]
Gain on Derivative, Interest Rate Swaps	12,000
Forward Starting Swaps [Member]
Deferred Interest Costs	49,100,000
Derivative, Lower Remaining Maturity Range	10 years
Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member]
Notional Amount of Derivatives	115,000,000
Not Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member]
Notional Amount of Derivatives	$ 35,000,000